Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is a Bermuda exempted company. In 2025, the Company and its subsidiaries fell outside the scope of the newly enacted Bermuda Corporate Income Tax. Prior to 2025, Bermuda imposed no taxes on profits, income, dividends, or capital gains.
The Company is subject to taxation in certain foreign jurisdictions on a portion of its income attributable to such jurisdictions. The two main subsidiaries of Triton are Triton Container International Limited ("TCIL") a Bermuda company and TAL International Group ("TAL"), a U.S. company. A portion of TCIL’s income and all of TAL's income is subject to taxation in the U.S.

The following table sets forth income tax expense (benefit) for the periods indicated (in thousands):

	Year Ended December 31,
	2025	2024	2023
Current taxes:
Bermuda	$—	$—	$—
U.S.	45,612	50,604	45,861
Foreign	867	563	580
	$46,479	$51,167	$46,441
Deferred taxes:
Bermuda	$—	$—	$—
U.S.	(979)	(2,350)	8,010
Foreign	(20)	(14)	13
	(999)	(2,364)	8,023
Income tax expense (benefit)	$45,480	$48,803	$54,464

Included in the Company’s U.S. 2024 current taxes is a $2.3 million income tax benefit from the purchase of investment tax credits related to property placed in service during 2024. The Company has chosen to account for these credits under ASC 740 using the flow-through method of accounting to reduce its 2024 U.S. federal income tax expense.

The following table sets forth the components of income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2025	2024	2023
Bermuda sources	$321,579	$308,711	$325,453
U.S. sources	231,585	256,967	201,960
Foreign sources	700	1,320	1,140
Income (loss) before income taxes	$553,864	$566,998	$528,553
The following table sets forth the difference between the Bermuda statutory income tax rate and the effective tax rate on the Consolidated Statements of Operations for the periods indicated below:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Bermuda applicable statutory tax rate	$—	—%	$—	—%	$—	—%
Foreign Tax Effects
United States
Statutory tax rate differences between United States and Bermuda	48,711	8.8%	52,578	9.3%	42,738	8.1%
Effect of US state income taxes	(7,314)	(1.3)%	(197)	—%	7,241	1.4%
Effect of investment tax credits purchased	—	—%	(2,306)	(0.4)%	—	—%
Other	3,238	0.6%	(1,812)	(0.3)%	3,920	0.7%
Other jurisdictions	845	0.1%	540	0.1%	565	0.1%
Total	$45,480	8.2%	$48,803	8.7%	$54,464	10.3%

The following table sets forth the components of deferred income tax assets and liabilities (in thousands):

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$5,644	$10,378
Deferred income	1,804	2,172
Accrued liabilities and other payables	4,077	3,758
Total deferred tax assets	$11,525	$16,308

Deferred income tax liabilities:
Accelerated depreciation	$252,748	$286,914
Deferred partnership income (loss)	162,847	133,656
Goodwill and other intangible amortization	4,017	4,066
Derivative instruments	595	1,346
Other	66	850
Total deferred tax liability	420,273	426,832
Net deferred income tax liability	$408,748	$410,524

At December 31, 2025, the Company had U.S. state net operating loss carryforwards of $6.1 million that expire at various times beginning in 2026 and net interest expense limitation carryforwards of $25.0 million that have an indefinite carryforward period.

The Company has not recorded a valuation allowance for deferred tax assets as of December 31, 2025 and 2024. In assessing the potential future realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods during which the deferred tax assets are deductible, the Company believes it is more likely than not that the Company will realize the benefits of these deductible differences as of December 31, 2025.

Certain income taxes on unremitted earnings have not been reflected on the consolidated financial statements because such earnings are intended to be permanently reinvested in those jurisdictions. Such earnings and related income taxes are estimated to be $716.8 million and $214.9 million, respectively, at December 31, 2025.
The Company did not record any unrecognized tax benefits for the years ended December 31, 2025 or 2024.

The Company is subject to income tax and files income tax returns in the United States, certain U.S. states, and in other jurisdictions where it conducts business. The tax years 2021 through 2024 remain subject to examination by major tax jurisdictions. California, New York, and New Jersey represent a majority of the Company’s state and local income tax expenses.

The Company's cash paid for income taxes net of refunds were as follows (in thousands):

	Year Ended December 31,
Jurisdiction	2025	2024	2023
U.S.
Federal	$26,458	$47,240	$41,691
California	1,618	929	1,841
All other states	1,517	2,352	2,205
Other foreign	856	618	670
Total cash paid for income taxes	$30,449	$51,139	$46,407

Current income tax payable of $22.1 million and $0.2 million for the years ended December 31, 2025 and 2024, respectively, are included in Accounts payable and other accrued expenses on the Consolidated Balance Sheets. The balance represents amounts expected to be settled within the next 12 months, based on taxable income and statutory tax rates applicable in the jurisdictions in which the Company operates. Current tax liabilities are recorded when they become payable, and the Company evaluates the adequacy of these liabilities each reporting period.